Term Loan - Other (Details)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 25, 2019 USD ($) item	Apr. 30, 2016 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Face amount	$ 5,000,000	$ 1,000,000
Spread (as a percent)		1.00%
Interest rate (as a percent)	4.25%		4.33%	4.18%	4.44%	3.84%	4.50%	3.50%
Number of equal monthly payments of principal plus accrued interest | item	36
Interest expense			$ 56,000	$ 7,000	$ 155,000	$ 20,000	$ 25,000	$ 30,000
Prime rate | Maximum
Spread (as a percent)	1.00%